Share-Based Compensation - Summary of Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of Options, Options outstanding, Beginning Balance	1,665,883	190,762	0
Number of Options, Granted during the year	2,403,660	1,500,887	198,064
Number of Options, Exercised during the year	(163,773)
Number of Options, Forfeited during the year	(157,381)	(25,766)	(7,302)
Number of Options, Options outstanding, Ending Balance	3,748,389	1,665,883	190,762
Number of Options, Options exercisable at December 31, 2021	485,324
Weighted Average Exercise Price per Share Option, Granted during the year | $ / shares	$ 13.8	$ 6.6	$ 0.9
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	0.9
Weighted Average Exercise Price per Share Option, Forfeited during the year | $ / shares	$ 14.7	$ 0.9	$ 0.9